Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 24, 2012
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul. 24, 2012
Prospectus Date	rr_ProspectusDate	Jul. 24, 2012